Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2023
Entity Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 27, 2023
Document Effective Date	Dec. 27, 2023
Prospectus Date	Dec. 29, 2023
Vaughan Nelson Emerging Markets Opportunities Fund | Investor Class Shares
Prospectus:
Trading Symbol	ADVKX
Vaughan Nelson Emerging Markets Opportunities Fund | Institutional Class Shares
Prospectus:
Trading Symbol	ADVMX
Vaughan Nelson International Small Cap Fund | Investor Class Shares
Prospectus:
Trading Symbol	ADVJX
Vaughan Nelson International Small Cap Fund | Institutional Class Shares
Prospectus:
Trading Symbol	ADVLX